Fair Value Measurements - Significant assumption (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements
IPO scenario (as a percent)	15.00%	75.00%	75.00%
Trade sale (as a percent)		25.00%	25.00%
Trade sale after Qualified Financing (as a percent)		0.00%	0.00%